Insurance Contracts - Summary of Claims development (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		₩ 0	₩ 0
Total Liability for incurred claims		232,779	215,153
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		70,716	51,929
Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		164,482	163,949
Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,471)	(2,970)
Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		10,088	10,988
Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		843	90
Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	(9,879)	(8,833)
2020 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		179,051	188,067
Total Liability for incurred claims		0	0
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(139,994)	(153,837)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(27,947)	(26,840)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,061)	(4,024)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,158)	(1,316)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,796)	(613)
2020 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(175,956)	(186,630)
2020 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,095	1,437
2020 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2021 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		203,001	180,238
Total Liability for incurred claims		0	0
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(161,496)	(147,254)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(29,568)	(26,346)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(5,152)	(3,291)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,375)	(1,439)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(198,591)	(178,330)
2021 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		4,410	1,908
2021 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2022 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		210,219	203,710
Total Liability for incurred claims		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(168,229)	(167,874)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(30,338)	(28,097)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,877)	(4,152)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(203,444)	(200,123)
2022 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		6,775	3,587
2022 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2023 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		213,227	209,891
Total Liability for incurred claims		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(165,924)	(173,926)
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(35,275)	(28,181)
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(201,199)	(202,107)
2023 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		12,028	7,784
2023 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2024 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		229,657	212,680
Total Liability for incurred claims		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(185,249)	(175,467)
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(185,249)	(175,467)
2024 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		44,408	37,213
2024 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
General Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,170,489	1,421,225
After reinsurance mitigation		288,017	354,765
General Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		962,166	1,110,103
After reinsurance mitigation		487,551	453,723
General Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		35,214	41,413
After reinsurance mitigation		26,568	28,327
General Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		55,738	42,564
After reinsurance mitigation		25,963	22,798
General Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(59,440)	(52,545)
After reinsurance mitigation		(265,804)	(188,877)
General Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(50,183)	(8,539)
After reinsurance mitigation		(20,346)	(1,904)
General Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		66,819	75,116
After reinsurance mitigation		30,498	28,338
General Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		160,175	213,113
After reinsurance mitigation		3,587	12,360
General Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(558,954)
After reinsurance mitigation			(300,196)
General Insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			4,785
After reinsurance mitigation			2,255
General Insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			513,396
After reinsurance mitigation			290,681
General Insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			545,691
After reinsurance mitigation			299,745
General Insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			543,816
After reinsurance mitigation			291,075
General Insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			565,489
After reinsurance mitigation			296,824
General Insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			570,120
After reinsurance mitigation			300,125
General Insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			563,739
After reinsurance mitigation			302,451
General Insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			563,739
After reinsurance mitigation			302,451
General Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(566,989)	(557,309)
After reinsurance mitigation		(314,636)	(310,243)
General Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		29,033	29,791
After reinsurance mitigation		8,292	9,783
General Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		559,484	559,484
After reinsurance mitigation		304,171	304,171
General Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		567,735	567,735
After reinsurance mitigation		308,785	308,785
General Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		592,403	592,403
After reinsurance mitigation		316,601	316,601
General Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		598,698	598,698
After reinsurance mitigation		321,173	321,173
General Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		587,100	587,100
After reinsurance mitigation		320,026	320,026
General Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		596,022	0
After reinsurance mitigation		322,928	0
General Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		596,022	587,100
After reinsurance mitigation		322,928	320,026
General Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(926,208)	(779,235)
After reinsurance mitigation		(329,592)	(320,544)
General Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		59,150	190,830
After reinsurance mitigation		18,646	26,768
General Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		839,279	839,279
After reinsurance mitigation		332,137	332,137
General Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,035,332	1,035,332
After reinsurance mitigation		344,149	344,149
General Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		954,050	954,050
After reinsurance mitigation		343,707	343,707
General Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		970,065	970,065
After reinsurance mitigation		347,312	347,312
General Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		985,358	0
After reinsurance mitigation		348,238	0
General Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		985,358	970,065
After reinsurance mitigation		348,238	347,312
General Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(736,614)	(694,815)
After reinsurance mitigation		(408,592)	(386,251)
General Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		127,082	139,908
After reinsurance mitigation		37,631	60,796
General Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		926,787	926,787
After reinsurance mitigation		463,207	463,207
General Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		923,424	923,424
After reinsurance mitigation		449,737	449,737
General Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		834,723	834,723
After reinsurance mitigation		447,047	447,047
General Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		863,696	0
After reinsurance mitigation		446,223	0
General Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		863,696	834,723
After reinsurance mitigation		446,223	447,047
General Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(734,104)	(655,922)
After reinsurance mitigation		(440,061)	(395,065)
General Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		92,128	190,655
After reinsurance mitigation		54,810	104,392
General Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		918,732	918,732
After reinsurance mitigation		512,812	512,812
General Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		846,577	846,577
After reinsurance mitigation		499,457	499,457
General Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		826,232	0
After reinsurance mitigation		494,871	0
General Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		826,232	846,577
After reinsurance mitigation		494,871	499,457
General Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(661,452)	(430,284)
After reinsurance mitigation		(381,368)	(251,845)
General Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		241,508	554,134
After reinsurance mitigation		104,982	249,729
General Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		984,418	984,418
After reinsurance mitigation		501,574	501,574
General Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		902,960	0
After reinsurance mitigation		486,350	0
General Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		902,960	984,418
After reinsurance mitigation		486,350	501,574
General Insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(401,239)
After reinsurance mitigation		(271,173)
General Insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		413,265
After reinsurance mitigation		263,190
General Insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		814,504
After reinsurance mitigation		534,363
General Insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		814,504
After reinsurance mitigation		534,363
Automobile insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		548,079	628,990
After reinsurance mitigation		540,253	617,981
Automobile insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		456,445	496,559
After reinsurance mitigation		455,136	493,712
Automobile insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		17,293	22,411
After reinsurance mitigation		17,243	22,283
Automobile insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		30,525	35,670
After reinsurance mitigation		28,972	33,999
Automobile insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		40,596	42,136
After reinsurance mitigation		40,422	40,875
Automobile insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(25,779)	5,219
After reinsurance mitigation		(25,708)	5,219
Automobile insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		23,493	21,318
After reinsurance mitigation		23,493	21,318
Automobile insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		5,506	5,677
After reinsurance mitigation		695	575
Automobile insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,480,005)
After reinsurance mitigation			(1,439,301)
Automobile insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			12,458
After reinsurance mitigation			11,784
Automobile insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,504,699
After reinsurance mitigation			1,463,857
Automobile insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,491,522
After reinsurance mitigation			1,450,943
Automobile insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,490,896
After reinsurance mitigation			1,450,102
Automobile insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,495,058
After reinsurance mitigation			1,454,108
Automobile insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,497,956
After reinsurance mitigation			1,456,542
Automobile insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,492,463
After reinsurance mitigation			1,451,085
Automobile insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,492,463
After reinsurance mitigation			1,451,085
Automobile insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,625,412)	(1,621,917)
After reinsurance mitigation		(1,580,312)	(1,576,896)
Automobile insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		10,179	20,328
After reinsurance mitigation		9,797	19,622
Automobile insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,626,553	1,626,553
After reinsurance mitigation		1,581,086	1,581,086
Automobile insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,639,692	1,639,692
After reinsurance mitigation		1,594,400	1,594,400
Automobile insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,645,194	1,645,194
After reinsurance mitigation		1,599,550	1,599,550
Automobile insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,648,516	1,648,516
After reinsurance mitigation		1,602,565	1,602,565
Automobile insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,245	1,642,245
After reinsurance mitigation		1,596,518	1,596,518
Automobile insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,635,591	0
After reinsurance mitigation		1,590,109	0
Automobile insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,635,591	1,642,245
After reinsurance mitigation		1,590,109	1,596,518
Automobile insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,612,431)	(1,608,054)
After reinsurance mitigation		(1,588,824)	(1,584,585)
Automobile insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		15,159	25,437
After reinsurance mitigation		14,734	24,727
Automobile insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,639,258	1,639,258
After reinsurance mitigation		1,615,387	1,615,387
Automobile insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,645,744	1,645,744
After reinsurance mitigation		1,621,647	1,621,647
Automobile insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,418	1,642,418
After reinsurance mitigation		1,618,230	1,618,230
Automobile insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,633,491	1,633,491
After reinsurance mitigation		1,609,312	1,609,312
Automobile insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,627,590	0
After reinsurance mitigation		1,603,558	0
Automobile insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,627,590	1,633,491
After reinsurance mitigation		1,603,558	1,609,312
Automobile insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,725,037)	(1,714,365)
After reinsurance mitigation		(1,712,162)	(1,701,673)
Automobile insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		21,385	40,408
After reinsurance mitigation		21,052	39,893
Automobile insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,758,406	1,758,406
After reinsurance mitigation		1,745,376	1,745,376
Automobile insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,766,713	1,766,713
After reinsurance mitigation		1,753,171	1,753,171
Automobile insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,754,773	1,754,773
After reinsurance mitigation		1,741,566	1,741,566
Automobile insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,746,422	0
After reinsurance mitigation		1,733,214	0
Automobile insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,746,422	1,754,773
After reinsurance mitigation		1,733,214	1,741,566
Automobile insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,815,770)	(1,796,293)
After reinsurance mitigation		(1,811,664)	(1,792,264)
Automobile insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		34,433	69,129
After reinsurance mitigation		34,264	68,887
Automobile insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,853,766	1,853,766
After reinsurance mitigation		1,849,405	1,849,405
Automobile insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,865,422	1,865,422
After reinsurance mitigation		1,861,151	1,861,151
Automobile insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,850,203	0
After reinsurance mitigation		1,845,928	0
Automobile insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,850,203	1,865,422
After reinsurance mitigation		1,845,928	1,861,151
Automobile insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,929,233)	(1,629,354)
After reinsurance mitigation		(1,929,233)	(1,629,354)
Automobile insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		56,557	328,799
After reinsurance mitigation		56,557	328,799
Automobile insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,958,153	1,958,153
After reinsurance mitigation		1,958,153	1,958,153
Automobile insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,985,790	0
After reinsurance mitigation		1,985,790	0
Automobile insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,985,790	1,958,153
After reinsurance mitigation		1,985,790	1,958,153
Automobile insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,785,195)
After reinsurance mitigation		(1,785,195)
Automobile insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		318,732
After reinsurance mitigation		318,732
Automobile insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,103,927
After reinsurance mitigation		2,103,927
Automobile insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,103,927
After reinsurance mitigation		2,103,927
Long-term Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,938,003	1,906,291
After reinsurance mitigation		1,570,160	1,520,108
Long-term Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,389,039	1,373,486
After reinsurance mitigation		1,194,285	1,177,096
Long-term Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		58,757	52,983
After reinsurance mitigation		51,640	46,664
Long-term Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		10,042	7,786
After reinsurance mitigation		8,799	6,776
Long-term Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		488,491	480,297
After reinsurance mitigation		324,142	299,202
Long-term Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(34,095)	(35,235)
After reinsurance mitigation		(29,354)	(30,585)
Long-term Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		25,696	26,924
After reinsurance mitigation		22,645	23,722
Long-term Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		73	50
After reinsurance mitigation		(1,997)	(2,767)
Long-term Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,971,631)
After reinsurance mitigation			(1,662,887)
Long-term Insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			6,314
After reinsurance mitigation			5,539
Long-term Insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,937,997
After reinsurance mitigation			1,637,680
Long-term Insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,958,540
After reinsurance mitigation			1,652,893
Long-term Insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,966,566
After reinsurance mitigation			1,659,135
Long-term Insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,978,019
After reinsurance mitigation			1,668,516
Long-term Insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,979,283
After reinsurance mitigation			1,669,653
Long-term Insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,977,945
After reinsurance mitigation			1,668,426
Long-term Insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,977,945
After reinsurance mitigation			1,668,426
Long-term Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,323,338)	(2,327,124)
After reinsurance mitigation		(1,954,871)	(1,957,612)
Long-term Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		7,824	12,588
After reinsurance mitigation		6,786	10,873
Long-term Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,314,936	2,314,936
After reinsurance mitigation		1,947,243	1,957,373
Long-term Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,322,571	2,322,571
After reinsurance mitigation		1,954,658	1,954,261
Long-term Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,332,331	2,332,331
After reinsurance mitigation		1,963,266	1,961,975
Long-term Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,339,839	2,339,839
After reinsurance mitigation		1,970,030	1,968,459
Long-term Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,339,712	2,339,712
After reinsurance mitigation		1,970,227	1,968,485
Long-term Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,331,162	0
After reinsurance mitigation		1,961,657	0
Long-term Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,331,162	2,339,712
After reinsurance mitigation		1,961,657	1,968,485
Long-term Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,521,506)	(2,533,413)
After reinsurance mitigation		(2,110,823)	(2,120,429)
Long-term Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		13,641	24,538
After reinsurance mitigation		11,822	21,033
Long-term Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,593,514	2,593,514
After reinsurance mitigation		2,171,401	2,182,836
Long-term Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,551,274	2,551,274
After reinsurance mitigation		2,138,663	2,136,381
Long-term Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,554,205	2,554,205
After reinsurance mitigation		2,141,754	2,138,283
Long-term Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,557,951	2,557,951
After reinsurance mitigation		2,145,240	2,141,462
Long-term Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,535,147	0
After reinsurance mitigation		2,122,645	0
Long-term Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,535,147	2,557,951
After reinsurance mitigation		2,122,645	2,141,462
Long-term Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,934,570)	(2,912,534)
After reinsurance mitigation		(2,464,887)	(2,448,085)
Long-term Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		26,070	60,414
After reinsurance mitigation		22,720	51,426
Long-term Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,003,522	3,003,522
After reinsurance mitigation		2,514,713	2,529,760
Long-term Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,965,954	2,965,954
After reinsurance mitigation		2,492,911	2,494,050
Long-term Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,972,948	2,972,948
After reinsurance mitigation		2,499,670	2,499,511
Long-term Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,960,640	0
After reinsurance mitigation		2,487,607	0
Long-term Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,960,640	2,972,948
After reinsurance mitigation		2,487,607	2,499,511
Long-term Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,112,639)	(3,016,892)
After reinsurance mitigation		(2,633,216)	(2,550,761)
Long-term Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		63,618	163,645
After reinsurance mitigation		54,881	140,116
Long-term Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,159,835	3,159,835
After reinsurance mitigation		2,664,628	2,680,155
Long-term Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,180,537	3,180,537
After reinsurance mitigation		2,691,880	2,690,877
Long-term Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,176,257	0
After reinsurance mitigation		2,688,097	0
Long-term Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,176,257	3,180,537
After reinsurance mitigation		2,688,097	2,690,877
Long-term Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,315,239)	(2,379,992)
After reinsurance mitigation		(2,796,696)	(2,003,225)
Long-term Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		166,231	1,105,987
After reinsurance mitigation		143,727	948,109
Long-term Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,485,979	3,485,979
After reinsurance mitigation		2,932,961	2,951,334
Long-term Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,481,470	0
After reinsurance mitigation		2,940,423	0
Long-term Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,481,470	3,485,979
After reinsurance mitigation		2,940,423	₩ 2,951,334
Long-term Insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,753,646)
After reinsurance mitigation		(2,315,921)
Long-term Insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,111,655
After reinsurance mitigation		954,349
Long-term Insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,865,301
After reinsurance mitigation		3,270,270
Long-term Insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,865,301
After reinsurance mitigation		₩ 3,270,270

[1]	The reinsurance effect is presented as a total amount.